Fair Value Measurements Derivatives Not Designated as Hedging Instruments (Details) $ in Millions	Dec. 31, 2017 USD ($)
Not Designated as Hedging Instrument [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability	$ 1,016